Harbor Fixed Income Funds Supplement to Prospectus dated March 1, 2012

Harbor Emerging Markets Debt Fund

The following information regarding the subadviser for Harbor Emerging Markets Debt Fund has changed:

Effective December 18, 2012, Thomas K. Flanagan and Christopher M. Wilder no longer serve as portfolio managers to Harbor Emerging Markets Debt Fund. Angus Halkett and William Perry have joined as portfolio managers to Harbor Emerging Markets Debt Fund with existing portfolio managers Peter J. Wilby, Pablo Cisilino, James E. Craige and David A. Oliver.

The following supplements the information under the heading “Portfolio Manager” on page 6 of the Prospectus:

Portfolio Managers

Angus Halkett, PhD, CFA Stone Harbor Investment Partners LP

Mr. Halkett, CFA, is a portfolio manager at Stone Harbor Investment Partners LP and has co-managed the Fund since 2012.

William Perry Stone Harbor Investment Partners LP

Mr. Perry is a portfolio manager at Stone Harbor Investment Partners LP and has co-managed the Fund since 2012.

The following supplements the information under the heading “The Subadvisers and Portfolio Managers” on page 22 of the Prospectus:

Harbor Emerging Markets Debt Fund

PORTFOLIO MANAGER/PORTFOLIO MANAGEMENT TEAM MEMBERS TITLE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Angus Halkett, PhD, CFA Portfolio Manager	Co-Portfolio Manager of the Fund; Since 2011, Portfolio Manager for Stone Harbor Investment Partners LP. Prior to 2011, Director for Central Europe Rates Trading and EMEA Local Markets Strategy at Deutsche Bank; Joined Deutsche Bank in 2005.
William Perry, Portfolio Manager	Co-Portfolio Manager of Funds; Since 2012, Portfolio Manager for Stone Harbor Investment Partners LP. From 2008 to 2010 Portfolio Manager for Emerging Markets Fixed Income Corporate at Morgan Stanley Investment Management. Prior to 2008, Managing Director for Global Special Opportunities Group and Portfolio Manager for Latin American Special Situations at JPMorgan Chase & Co; Joined JPMorgan Chase & Co. in 1996.

December 18, 2012

Investors Should Retain This Supplement For Future Reference

S1218.P.FI

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